Property, Plant and Equipment	12 Months Ended
Dec. 28, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
At the end of 2014 and 2013, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2014	2013
Land and land improvements	$833	885
Buildings and building equipment	10,046	10,423
Machinery and equipment	22,206	22,527
Construction in progress	3,600	3,298
Total property, plant and equipment, gross	$36,685	37,133
Less accumulated depreciation	20,559	20,423
Total property, plant and equipment, net	$16,126	16,710

The Company capitalizes interest expense as part of the cost of construction of facilities and equipment. Interest expense capitalized in 2014, 2013 and 2012 was $115 million, $105 million and $115 million, respectively.
Depreciation expense, including the amortization of capitalized interest in 2014, 2013 and 2012, was $2.5 billion, $2.7 billion and $2.5 billion, respectively.
Upon retirement or other disposal of property, plant and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds are recorded in earnings.